Frontier MFG Global Plus Fund
Frontier MFG Global Plus Fund
Investment Objective.
The investment objective of the Frontier MFG Global Plus Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Frontier MFG Global Plus Fund - USD ($)	Institutional Class	Service Class	Class Y
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%	2.00%
Service Fee (for shares redeemed by wire)	$ 15.00	$ 15.00	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Frontier MFG Global Plus Fund		Institutional Class	Service Class	Class Y
Management Fees		0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	none	0.25%
Shareholder Servicing Fee		none	0.15%	0.15%
Additional Other Expenses	[1]	1.23%	0.43%	1.23%
Total Other Expenses		1.23%	0.58%	1.63%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		2.05%	1.40%	2.45%
Fee Waiver	[3]	1.23%	0.43%	1.23%
Total Annual Fund Operating Expenses After Fee Waiver		0.82%	0.97%	1.22%
[1]	The Class Y shares had not commenced operations as of June 30, 2016. Accordingly, "Additional Other Expenses" for the Class Y shares are estimated based on other expenses of the Institutional Class shares of the Fund for the fiscal year ended June 30, 2016.
[2]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
[3]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.80%, 0.95% and 1.20% of the Fund's average daily net assets attributable to Institutional Class, Service Class and Class Y shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation described above and in place at the time of recoupment. The expense cap agreement will continue in effect until October 31, 2018, with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal.

Example.

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Frontier MFG Global Plus Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	84	397	868	2,175
Service Class	99	356	681	1,603
Class Y	124	521	1,076	2,592

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategy.

Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of publicly-traded equity securities issued by U.S. and non-U.S. companies.  For purposes of the 80% policy, net assets include any borrowings for investment purposes.  Under normal market conditions, the Fund will allocate its assets among issuers located in at least three different countries and will invest at least 40% of its net assets in non-U.S. companies.  Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”), the Fund’s subadviser, may reduce this 40% minimum investment amount to 30% if it deems market conditions to be unfavorable.  MFG Asset Management seeks to identify high-quality companies at attractive prices while integrating an in depth macroeconomic understanding in order to manage risk.  The Fund will normally hold a concentrated number (generally 20 to 40) of companies, typically with a market capitalization in excess of U.S. $25 billion at the time of purchase.

Principal Investment Risks.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks.  Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions.  A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Non-Diversification Risks.  The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified.  Gains or losses on a single company may have greater impact on the Fund than for other funds that invest in a greater number of companies.

Stock Selection Risks.  Stock prices vary and may fall, thus reducing the value of the Fund’s investments.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Large Capitalization Risks.  Large-cap companies perform differently from, and at times and for extended periods of time worse than, stocks of mid- and small-cap companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges.

Foreign Securities Risks.  Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign withholding taxes.  In June 2016, the United Kingdom (“UK”) voted to leave the European Union (“EU”) following a referendum referred to as “Brexit.”   There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict.   Geopolitical events, including those in Ukraine and the Middle East, may cause market disruptions.

Currency Risks.  The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Cybersecurity Risks.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached.  The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance.

Performance information for the Fund is not included because the Fund does not have returns for one full calendar year.  Updated performance information is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.